Estimated Aggregate Amortization Expense for Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Expected Amortization Expense [Line Items]
Estimated aggregate amortization expense - 2012	$ 12,189
Estimated aggregate amortization expense - 2013	11,498
Estimated aggregate amortization expense - 2014	9,642
Estimated aggregate amortization expense - 2015	8,419
Estimated aggregate amortization expense - 2016	8,288
Estimated aggregate amortization expense - 2017 and thereafter	26,282
Finite-Lived Intangible Assets, Future Amortization Expense, Total	$ 76,318